SUPPLEMENTAL INFORMATION	12 Months Ended
Dec. 31, 2017
Supplemental Cash Flow Information [Abstract]
SUPPLEMENTAL INFORMATION

29.	SUPPLEMENTAL INFORMATION

On July 1, 2015, the Company, Frontline Acquisition Ltd, or Frontline Acquisition, a newly formed and wholly-owned subsidiary of the Company, and Frontline 2012 entered into an agreement and plan of merger pursuant to which Frontline Acquisition and Frontline 2012 agreed to enter into a merger transaction, or the Merger, with Frontline 2012 as the surviving legal entity and thus becoming a wholly-owned subsidiary of the Company. The Merger was completed on November 30, 2015 and shareholders in Frontline 2012 received shares in the Company as merger consideration.

On March 25, 2015, Frontline 2012 paid a stock dividend consisting of 4.1 million Avance Gas shares. All shareholders holding 60.74 shares or more, received one share in Avance Gas for every 60.74 shares they held, rounded down to the nearest whole share. The remaining fractional shares were paid in cash. $0.01 million of this dividend was paid in cash and $56.5 million was recorded as a stock dividend. Frontline 2012 retained 112,715 shares, which were recorded as marketable securities, in respect of the treasury shares held at the time of the dividend. Frontline 2012 stopped accounting for the investment as an equity method investment at this time as it no longer had significant influence over Avance Gas.

During 2016, the Company agreed with Ship Finance to terminate the long term charter for two vessels. The Company recognized a reduction in capital lease obligations of $27.1 million in the year ended December 31, 2016 and $24.6 million in the year ended December 31, 2017 in respect of these vessels.

During 2017, the Company agreed with Ship Finance to terminate the long term charter for three vessels. The Company recognized a reduction in capital lease obligations of $53.2 million in the year ended December 31, 2017 in respect of these vessels.

Further information on the termination of long term charters with Ship Finance can be found in note 19.